Note 3	6 Months Ended
Apr. 30, 2012
Home Building Interest [Text Block]
3.  Interest costs incurred, expensed and capitalized were:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Interest capitalized at beginning of period	$123,315	$134,504	$121,441	$136,288
Plus interest incurred(1)	34,493	39,895	70,838	77,722
Less cost of sales interest expensed	13,317	13,956	25,793	29,582
Less other interest expensed(2)(3)	26,056	24,887	48,051	48,872
Interest capitalized at end of period(4)	$118,435	$135,556	$118,435	$135,556

(1)	Data does not include interest incurred by our mortgage and finance subsidiaries.

(2)
Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt.  Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.

(3)
Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest, which is calculated as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011
Other interest expensed	$26,056	$24,887	$48,051	$48,872
Interest paid by our mortgage and finance subsidiaries	468	425	944	1,007
Decrease in accrued interest	14,350	10,634	3,283	1,649
Cash paid for interest, net of capitalized interest	$40,874	$35,946	$52,278	$51,528

(4)
We have incurred significant inventory impairments in recent years, which are determined based on total inventory including capitalized interest. However, the capitalized interest amounts above are shown gross before allocating any portion of the impairments to capitalized interest.